Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Summary of 10% or more of the Company's total revenue or accounts receivable balance

	Revenue				Accounts Receivable
	Three Months Ended September 30,		Nine Months Ended September 30,		December 31,	September 30,
	2020	2021	2020	2021	2020	2021
Grant A	—	—	—	—	—	—
Grant B	0	—%	11	—%	—	—
Grant C	68%	100%	65%	100%	100%	100%
Grant D	30	—%	20	—%	—	—
Total	98%	100%	96%	100%	100%	100%

	2019		2020
		Accounts		Accounts
	Revenue	Receivable	Revenue	Receivable
Grant A	28%	—	—	—
Grant B	38%	67%	10%	—
Grant C	34%	33%	67%	100%
Grant D	—	—	18%	—
Total	100%	100%	95%	100%

Summary of securities that could potentially dilute net loss per share in the future that were not included in the computation of diluted net loss per share

	September 30,
	2020	2021

Shares issuable upon conversion of Series A redeemable convertible preferred stock	18,421,897	—
Shares issuable upon conversion of Series B redeemable convertible preferred stock	24,137,647	—
Shares issuable upon conversion of Series C redeemable convertible preferred stock	11,241,283	—
Shares issuable upon conversion of Series D redeemable convertible preferred stock	15,812,735	—
Exercise of options under stock plan	4,516,907	6,399,888
Warrants to purchase common stock	32,961	5,465,204

	December 31,
	2019	2020

Shares issuable upon conversion of Series A redeemable convertible preferred stock	18,421,897	18,421,897
Shares issuable upon conversion of Series B redeemable convertible preferred stock	24,137,647	24,137,647
Shares issuable upon conversion of Series C redeemable convertible preferred stock	11,241,283	11,241,283
Shares issuable upon conversion of Series D redeemable convertible preferred stock	15,812,735	15,812,735
Options to purchase common stock	5,220,236	4,813,262
Warrant to purchase common stock	32,961	32,961

Summary of estimated useful lives for significant asset

Estimated Useful
Property and equipment	Lives (Years)
Scientific equipment	5 – 7
Computer equipment	5
Software	3
Furniture and fixtures	5 – 7
Leasehold improvements	Lesser of useful life or life of lease
Construction in progress	N/A

Summary of cumulative effect of initially applying the new lease guidance

	January 1, 2019
		Cumulative	Beginning
	Beginning	Effect	Balance,
($ in thousands)	Balance	Adjustment	As Adjusted
Assets
Building asset	$25,091	$(25,091)	$—
Finance lease right-of-use assets, net	$—	$27,612	$27,612
Operating lease right-of-use assets, net	$—	$923	$923

Liabilities and stockholders’ deficit
Accrued expenses	$7,049	$(1)	$7,048
Facility financing obligation, current portion	$276	$(276)	$—
Finance lease obligation, current portion	$—	$1,292	$1,292
Operating lease obligation, current portion	$—	$55	$55
Facility financing obligation, net of current portion	$22,955	$(22,955)	$—
Finance lease obligation, net of current portion	$—	$26,319	$26,319
Operating lease obligation, net of current portion	$—	$870	$870
Accumulated deficit	$(234,289)	$(1,861)	$(236,150)